04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-08 | Fidelity® Small Cap Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-08 - Fidelity® Small Cap Index Fund		Fidelity Small Cap Index Fund-Institutional Class		Fidelity Small Cap Index Fund-Institutional Premium Class
Management fee	[1]	0.035%		0.035%
Distribution and/or Service (12b-1) fees		none		none
Other expenses		0.005%	[1]	none
Total annual operating expenses		0.04%		0.035%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Small Cap Index Fund} - 04.30 Fidelity Mid Cap Index & Small Cap Index Funds Institutional, Institutional Premium PRO-08 - Fidelity® Small Cap Index Fund - USD ($)	Fidelity Small Cap Index Fund-Institutional Class	Fidelity Small Cap Index Fund-Institutional Premium Class
1 year	$ 4	$ 4
3 years	13	11
5 years	23	20
10 years	$ 51	$ 45